Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories
4.	Inventories
Inventories are summarized as follows:

	December 31
	2018	2017
	(Millions of yen)
Finished goods	393,820	377,632
Work in process	165,003	144,251
Raw materials	52,458	48,150

	611,281	570,033